Summary of Significant Accounting Policies (Details) - Schedule of Cost of Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cost of Revenue [Abstract]
Internet service charge	$ 556,590	$ 782,790
Subtotal	556,590	782,790
Less: Cost of revenue – discontinued operations
Total	$ 556,590	$ 782,790